Subsequent Events (Details)																						1 Months Ended		6 Months Ended
	Jun. 11, 2026	May 22, 2026 USD ($) $ / shares shares	Feb. 04, 2026 shares	Dec. 19, 2025 shares	Dec. 05, 2025 CNY (¥) shares	Oct. 29, 2025 shares	Jul. 31, 2025 shares	Apr. 30, 2025 shares	Apr. 24, 2025 shares	Apr. 22, 2025 shares	Dec. 10, 2024 shares	Nov. 26, 2024	Nov. 01, 2024 shares	Oct. 31, 2024 shares	Oct. 09, 2024 shares	Oct. 07, 2024 shares	Sep. 06, 2024 shares	Aug. 15, 2024 shares	Dec. 29, 2023 shares	Nov. 15, 2022 shares	Sep. 16, 2022 shares	Sep. 30, 2025 shares	Oct. 31, 2023 shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Jul. 08, 2026 CNY (¥)	Jul. 08, 2026 USD ($)	Jun. 05, 2026 CNY (¥)	Jun. 05, 2026 USD ($)	Mar. 23, 2026 CNY (¥)	Mar. 23, 2026 USD ($)	Dec. 05, 2025 USD ($)	Sep. 22, 2025 CNY (¥)	Sep. 22, 2025 USD ($)	Sep. 12, 2025 CNY (¥)	Sep. 12, 2025 USD ($)	Jul. 09, 2025 CNY (¥)	Jul. 09, 2025 USD ($)	May 23, 2025 CNY (¥)	May 23, 2025 USD ($)	Mar. 13, 2025 CNY (¥)	Mar. 13, 2025 USD ($)	Jan. 08, 2025 CNY (¥)	Jan. 08, 2025 USD ($)	Oct. 12, 2023 $ / shares
Subsequent Events [Line Items]
Sold ordinary share										2,030,460				6,667					2,759				1,240,000
Pre-split shares			2,000,000		15,000,000		7,646,644	843,691	2,875,772					5,000,000		3,300,000	4,200,000			381,963	2,204	435,397
Gross proceeds amount | $																									$ 2,500,000
Shares price (in Dollars per share) | $ / shares																																													$ 5
Reverse stock split												15-to-1
Bank loan					¥ 8,500,000																									¥ 1,000,000	$ 144,970	$ 1,232,241	¥ 3,000,000	$ 434,909	¥ 1,000,000	$ 140,469	¥ 3,000,000	$ 421,408	¥ 8,500,000	$ 1,193,988	¥ 8,500,000	$ 1,193,988	¥ 3,000,000	$ 434,909
Investor [Member]
Subsequent Events [Line Items]
Pre-split shares														10,000,000
Forecast [Member]
Subsequent Events [Line Items]
Reverse stock split	50-to-1
Forecast [Member] | Investor [Member]
Subsequent Events [Line Items]
Gross proceeds amount | $		$ 8,000,000
Forecast [Member] | Series A Warrants [Member] | Investor [Member]
Subsequent Events [Line Items]
Sold ordinary share		164,948
Pre-split shares		8,247,420
Purchase of shares		1
Forecast [Member] | Series B Warrants [Member] | Investor [Member]
Subsequent Events [Line Items]
Sold ordinary share		164,948
Pre-split shares		8,247,420
Purchase of shares		1
Price per share (in Dollars per share) | $ / shares		$ 48.5
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Pre-split shares				800,000	0.31875	5,000,000		13,499			119,697		30,000,000,000		5,000,000			12,723,036				348,318
Class A Ordinary Shares [Member] | Forecast [Member] | Investor [Member]
Subsequent Events [Line Items]
Sold ordinary share		164,948
Pre-split shares		8,247,420
Purchase of shares		1
Class A Ordinary Shares [Member] | Forecast [Member] | Series B Warrants [Member] | Investor [Member]
Subsequent Events [Line Items]
Shares price (in Dollars per share) | $ / shares		$ 0.97
Zheshang [Member] | Forecast [Member]
Subsequent Events [Line Items]
Bank loan																												¥ 8,500,000	$ 1,232,241
Hangzhou [Member] | Forecast [Member]
Subsequent Events [Line Items]
Bank loan																										¥ 3,000,000	$ 421,408